Financial Instruments - Fair Values and Risk Management - Additional Information (Detail) ¥ in Millions				1 Months Ended			12 Months Ended
	Apr. 09, 2024 EUR (€)	Apr. 04, 2024 EUR (€)	Jan. 01, 2024 EUR (€)	Jan. 31, 2024 EUR (€)	Jan. 31, 2022 EUR (€)	Jul. 31, 2020 EUR (€)	Dec. 31, 2023 EUR (€) Customer	Dec. 31, 2022 EUR (€) Customer	Dec. 31, 2021 EUR (€) Customer	Jan. 31, 2024 CNY (¥)	Jan. 01, 2024 CNY (¥)	Jan. 31, 2023 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Transfers between Level 1 and Level 2, assets							€ 0	€ 0
Transfers between Level 1 and Level 2, liabilities							0	0
Transfers between Level 2 and Level 1, assets							0	0
Transfers between Level 2 and Level 1, liabilities							0	0
Transfers into Level 3, assets							0	0
Transfers out of Level 3, assets							0	0
Transfers into Level 3, liabilities							0	0
Transfers out of Level 3, liabilities							0	0
Current and non-current receivables							5,681,000	6,068,000
Cash and cash equivalents							33,610,000	54,475,000
Cash consideration received for asset disposal								624,000	€ 4,511,000
Long-term loan							17,353,000	17,289,000
Amount paid back to parent's majority shareholder							2,500,000
Unused credit lines							€ 31,130,000
Borrowings interest rate							6.308%
Impairment loss on trade receivables							€ 33,000	€ 331,000	€ 110,000
Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate							45.50%	39.70%
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term loan												€ 3,337,000
Italian Financial Institution [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term loan					€ 4,000,000		€ 7,609,000
Long-term debt interest rate basis					three-month Euribor (360)
Long-term debt interest rate spread					2.00%		0.055%
Contribution							€ 1,962,000
Subsidized finance							581,000
Italian Financial Institution [Member] | Investments And Research And Development Expenses [member]
Disclosure of detailed information about financial instruments [line items]
Subsidized finance							€ 5,647,000
Natuzzi Singapore PTE. LTD. [Member] | Truong Thanh Furniture Corporation
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in subsidiary							20.00%
Events After Reporting Period [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt maturity	March 31, 2027
Long-term loan	€ 2,500,000
Long-term debt nominal amount				€ 3,000,000
Long-term debt interest rate basis				Euribor 3 M
Long-term debt interest rate spread	2.50%			2.95%						2.95%
Amount paid back to parent's majority shareholder	€ 2,500,000
Revolving credit line				€ 3,821,000						¥ 30
Interest-bearing loan effective date	Mar. 31, 2024
Interest bearing loan maturity date	Mar. 31, 2027
Borrowings interest rate	2.50%
Events After Reporting Period [Member] | Equity attributable to owners of parent [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents			€ 3,821,000
Long-term debt nominal amount			€ 3,000,000
Long-term debt interest rate basis			Euribor 3M
Long-term debt interest rate spread		2.50%	2.95%								2.95%
Amount paid back to parent's majority shareholder		€ 2,500,000
Revolving credit line | ¥											¥ 30
Interest-bearing loan effective date		Mar. 31, 2024
Interest bearing loan maturity date		Mar. 31, 2027
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
No. of customers | Customer							1	1	1
Revenue [member]
Disclosure of detailed information about financial instruments [line items]
No. of customers | Customer							1	1	1
Six-month Euribor (360) Plus 2.5% spread long term debt with maturing in August 2023 [member] | Romanian Financial Institution
Disclosure of detailed information about financial instruments [line items]
Long-term loan							€ 10,000,000	€ 2,344,000
Long-term debt interest rate basis							6-month Euribor (360)
Long-term debt interest rate spread							2.50%
Six-month Euribor (360) plus 2.5% spread long term debt with maturing in March 2025 [member] | Romanian Financial Institution
Disclosure of detailed information about financial instruments [line items]
Long-term debt maturity							July 2025
Outstanding borrowings							€ 3,563,000
Long-term loan							€ 5,000,000	3,215,000
Long-term debt interest rate basis							6-month Euribor (360)
Long-term debt interest rate spread							2.50%
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of uncollected outstanding balances of trade receivable in case of customer insolvency							85.00%
Percentage of insured trade receivables							15.00%
Current and non-current receivables							€ 18,164	€ 22,173,000
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Additional renewal term of factoring agreement						5 years
Bottom Of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum payment period for individual customers							30 days
Borrowings interest rate							3.00%	3.00%
Bottom Of Range [Member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of concentration risk							5.00%	5.00%	5.00%
Bottom Of Range [Member] | Revenue [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of concentration risk							5.00%	5.00%	5.00%
Bottom Of Range [Member] | Group's Distributors and Retailers [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of concentration risk							80.00%
Customer concentration transacting period							5 years
Top of Range [member]
Disclosure of detailed information about financial instruments [line items]
Maximum payment period for individual customers							90 days
Temporarily extended payment period for certain customers							120 days
Top of Range [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Short-term borrowings						€ 40,000,000